Accounts receivable - Net: (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable - Net:
Schedule of accounts receivable - net

	December 31,
	2019		2020
Clients	Ps.	1,195,559	Ps.	1,458,653
Less: impairment provision		(191,766)		(346,183)
		1,003,793		1,112,470
Notes receivable from clients				245,757

Total accounts receivable	Ps.	1,003,793	Ps.	1,358,227

Schedule of maturity analysis of past due accounts receivable and movements in impairment provision

Provision for impairment at January 1,2019	Ps.	179,639
Application, net of Mexico's estimate during the period		(369)
Application, net of Aerostar's estimate during the period		(5,585)
Airplan's provision impairment		18,081
Provision for impairment at December 31,2019	Ps.	191,766
Application, net of Mexico's estimate during the period	Ps.	70,470
Application, net of Aerostar's estimate during the period		50,842
Airplan's provision impairment		33,105
Provision for impairment at December 31,2020	Ps.	346,183

Schedule of provision for losses

					More than
	Due to expire	1 to 90	91 to 180	181 to 365	365
Expected loss rate 2019:
Mexico	0.02%	0.02%	0.02%	100%	100%
Aerostar	1.00%	2.5% - 5.0%	15.00%	50.00%	100%
Airplan	0.83%	0.83%	0.83%	100%	100%

	Due to				More than
Expected loss rate 2020:	expire	1 to 90	91 to 180	181 to 365	365
Mexico	0.00%	0.02%	19.20%	100%	100%
Aerostar	5.40%	5.10%	43.70%	88%	100%
Airplan	0.83%	0.70%	0.83%	100%	100%

									More		Total estimate
	Due to expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2019
At December 31, 2019
Mexico’s accounts receivables		—	Ps.	1,012	Ps.	1,733	Ps.	126	Ps.	128,930		—
Mexico’s provision impairment										128,930	Ps.	128,930
Aerostar’s account receivables	Ps.	159,796		97,697		2,176		712		31,236		—
Aerostar’s provision impairment		1,599		3,611		544		499		31,236		37,489
Airplan’s accounts receivables		—		114,858		52,410		15,357		8,602		—
Airplan’s provision impairment		—		953		435		15,357		8,602		25,347
Total estimate											Ps.	191,766

									More		Total estimate
	Due to expire		1 to 90		91 to 180		181 to 365		than 365		12/31/2020
At December 31, 2020
Mexico’s accounts receivables	Ps.	474,854	Ps.	59,819	Ps.	14,292	Ps.	66,816	Ps.	129,056		—
Mexico’s provision impairment				784		2,744		66,816		129,056	Ps.	199,400
Aerostar’s account receivables		444,515		60,421		3,702		4,896		55,360		—
Aerostar’s provision impairment		23,984		3,084		1,619		4,284		55,360		88,331
Airplan’s accounts receivables				73,865		1,610		37,214		32,233		—
Airplan’s provision impairment				516		110		25,593		32,233		58,452
Total estimate											Ps.	346,183